Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment
(6)	Property and Equipment

Property and equipment and related accumulated depreciation are as follows:

December 31, 2012
Furniture and fixtures	$641,475
Information technology related	225,511
Leasehold improvements	129,030

996,016
Less: accumulated depreciation	(14,595)

$981,421

The Company did not have any property and equipment as of December 31, 2011. Depreciation expense was $14,595 for the year ended December 31, 2012.